Product warranties and recalls and other safety measures (Net Changes in Liabilities for Quality Assurances) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Product Liability Contingency [Line Items]
Liabilities for quality assurances at beginning of year	¥ 1,696,938	¥ 1,403,764	¥ 1,328,916
Payments made during year	(586,943)	(604,853)	(501,073)
Provision for quality assurances	649,377	919,086	636,719
Changes relating to pre-existing quality assurances	(56,769)	(24,147)	(39,225)
Other	(291)	3,088	(21,573)
Liabilities for quality assurances at end of year	¥ 1,702,312	¥ 1,696,938	¥ 1,403,764